Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Payroll and Welfare	$ 182,783	$ 234,804
Deposits Payable	155,482	99,999
Accrued service expense	87,059	97,986
Accrued maintenance expenses	61,350	13,025
Accrued utility expense	50,242	101,873
Loan payable	49,495	44,916
Tax payable	36,853	86,542
Others	63,456	33,985
Total accrued expenses and other current liabilities	$ 686,720	$ 713,130